Inventory, Net	6 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 4 — INVENTORY, NET

Inventory consists of the following:

	March 31, 2022	September 30, 2021
Raw materials	$1,389,119	$607,661
Work-in-progress	256,282	-
Finished goods	1,842,385	1,971,334
Inventory valuation allowance	(101,914)	(116,453)
Total inventory, net	$3,385,872	$2,462,542

Impairment of inventories is recorded in cost of goods sold. For the six months ended March 31, 2022 and 2021, recovery of previously accrued inventory allowance amounted to $16,508 and $76,734, respectively.